Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Office equipment and furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful	3 years
Office equipment and furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful	5 years
Transportation vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful	3 years
Transportation vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful	5 years